Plant and Equipment, Goodwill and Other Assets	12 Months Ended
Dec. 31, 2012
Plant and Equipment, Goodwill and Other Assets [Abstract]
Plant and Equipment, Goodwill and Other Assets
Note 6: Plant and Equipment, Goodwill and Other Assets

Plant and equipment consisted of the following:

	December 31,
(dollars in millions)	2012	2011

Land and land improvements	$100.0	$80.3
Buildings	610.5	561.5
Machinery and equipment	1,387.5	1,208.0
Tooling, dies, patterns, etc.	205.3	189.6
Office furniture & equipment	177.1	156.9
Capitalized software	288.3	220.1
Assets under capital leases	102.5	54.3
Construction in progress	251.6	183.4
All other	33.1	33.9
	3,155.9	2,688.0
Accumulated depreciation	(1,390.8)	(1,187.9)

Total plant and equipment, net	$1,765.1	$1,500.1

Changes in goodwill during 2012 were as follows:

(dollars in millions)	DPS	V&M	PCS	Total

Balance at December 31, 2011	$438.5	$318.0	$858.8	$1,615.3
Current year acquisitions	249.6	–	–	249.6
Adjustments to the purchase price allocation for prior year acquisitions	67.3	–	(1.0)	66.3
Impairment	(13.9)	(0.7)	–	(14.6)
Translation	2.9	1.5	2.9	7.3

Balance at December 31, 2012	$744.4	$318.8	$860.7	$1,923.9

 Other assets consisted of the following:

	December 31,
(dollars in millions)	2012	2011

Deferred income taxes	$127.6	$56.3
Other intangibles:
Gross:
Customer relationships	136.3	144.0
Patents and technology	198.0	123.0
Trademarks	71.6	64.2
Noncompete agreements, engineering drawings and other	87.0	103.6
Accumulated amortization	(157.1)	(125.6)
Other	95.2	52.2

Total other assets	$558.6	$417.7

Amortization expense associated with the Company's other amortizable intangibles recorded as of December 31, 2012 is expected to approximate $49.5 million, $43.2 million, $41.6 million, $40.7 million and $29.4 million for the years ending December 31, 2013, 2014, 2015, 2016 and 2017, respectively.